Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document and Entity Information [Abstract]
Document Type	SP 15D2
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	BALLSTON SPA BANCORP, INC.
Entity Central Index Key	0002094107
Amendment Flag	false